INVESTMENTS IN REAL ESTATE SECURITIES - GEOGRAPHIC DISTRIBUTION COLLATERAL (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2013 Non-Agency RMBS	Sep. 30, 2013 Non-Agency RMBS Western US	Sep. 30, 2013 Non-Agency RMBS Southeastern US	Sep. 30, 2013 Non-Agency RMBS Northeastern US	Sep. 30, 2013 Non-Agency RMBS Midwestern US	Sep. 30, 2013 Non-Agency RMBS Southwestern US	Dec. 31, 2012 ABS Subprime		Dec. 31, 2012 ABS Subprime Western US	Dec. 31, 2012 ABS Subprime Southeastern US	Dec. 31, 2012 ABS Subprime Northeastern US	Dec. 31, 2012 ABS Subprime Midwestern US	Dec. 31, 2012 ABS Subprime Southwestern US
Principal balance	$ 2,054,797	[1]	$ 851,504	$ 344,107	$ 195,278	$ 165,401	$ 99,404	$ 47,314	$ 433,510	[2]	$ 151,227	$ 100,636	$ 95,565	$ 43,230	$ 42,852
Percentage of principal balance			100.00%	40.40%	22.90%	19.40%	11.70%	5.60%	100.00%		34.90%	23.20%	22.00%	10.00%	9.90%

[1]	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[2]	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.